united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22638

Arrow Investments Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Arrow Reserve Capital Management ETF

(ARCM) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arrow Reserve Capital Management ETF for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$25	0.50%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$46,074,839
  Number of Portfolio Holdings79
  Advisory Fee (net of waivers)$27,246
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	64.6%
Municipal Bonds	1.1%
U.S. Government & Agencies	34.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
34.1%
Financials
19.9%
Health Care
12.5%
Consumer Staples
9.0%
Consumer Discretionary
7.0%
Industrials
6.8%
Utilities
3.5%
Communications
1.8%
Real Estate
1.4%
Technology
1.2%
Materials
1.1%
Local
0.8%
Idr & Pcr
0.3%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Idr & Pcr	0.3%
Local	0.8%
Materials	1.1%
Technology	1.2%
Real Estate	1.4%
Communications	1.8%
Utilities	3.5%
Industrials	6.8%
Consumer Discretionary	7.0%
Consumer Staples	9.0%
Health Care	12.5%
Financials	19.9%
U.S. Treasury Obligations	34.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.660%, 08/08/24	5.1%
United States Treasury Note, 4.500%, 11/30/24	5.1%
United States Treasury Bill, 4.400%, 08/06/24	4.4%
United States Treasury Bill, 5.260%, 09/12/24	4.1%
United States Treasury Bill, 5.250%, 09/19/24	2.9%
United States Treasury Note, 4.250%, 09/30/24	2.8%
United States Treasury Note, 3.250%, 08/31/24	2.4%
Becton Dickinson & Company, 3.734%, 12/15/24	2.4%
Philip Morris International, Inc., 5.125%, 11/15/24	2.1%
Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/25	2.0%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Arrow Reserve Capital Management ETF

Semi-Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 073124-ARCM

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow Reserve Capital Management ETF

ARCM

Semi-Annual Financial Statements

July 31, 2024

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.2%
	AEROSPACE & DEFENSE — 4.1%
561,000	Northrop Grumman Corporation		2.9300	01/15/25	$554,603
424,000	Raytheon Technologies Corporation		3.9500	08/16/25	418,622
154,000	RTX Corporation		3.1500	12/15/24	152,622
792,000	Textron, Inc.		3.8750	03/01/25	784,465
					1,910,312
	BANKING — 12.7%
923,000	Bank of America NA		5.6500	08/18/25	928,997
840,000	Citibank NA		5.8640	09/29/25	847,560
698,000	Discover Bank		2.4500	09/12/24	695,312
577,000	Fifth Third Bank NA		3.9500	07/28/25	569,097
625,000	JPMorgan Chase & Company		3.9000	07/15/25	617,622
785,000	KeyBank NA		4.1500	08/08/25	774,670
730,000	Synchrony Bank		5.4000	08/22/25	727,807
291,000	Truist Financial Corporation		4.2500	09/30/24	289,809
29,000	Truist Financial Corporation		4.0000	05/01/25	28,676
27,000	Truist Financial Corporation		3.7000	06/05/25	26,612
395,000	Wells Fargo Bank NA		5.5500	08/01/25	397,001
					5,903,163
	BEVERAGES — 1.7%
297,000	Constellation Brands, Inc.		4.7500	11/15/24	296,273
493,000	PepsiCo, Inc.(a)	SOFRINDX +0.400%	5.7590	11/12/24	493,365
					789,638
	BIOTECH & PHARMA — 7.0%
715,000	AbbVie, Inc.		3.8000	03/15/25	708,178
715,000	Amgen, Inc.		5.2500	03/02/25	714,359
463,000	Bristol-Myers Squibb Company		4.9500	02/20/26	464,787
273,000	Gilead Sciences, Inc.		3.5000	02/01/25	270,510
939,000	Pfizer Investment Enterprises Pte Ltd.		4.6500	05/19/25	936,008
161,000	Zoetis, Inc.		4.5000	11/13/25	159,915
					3,253,757
	CHEMICALS — 1.1%
493,000	Sherwin-Williams Company (The)		3.3000	02/01/25	486,714

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.2% (Continued)
	E-COMMERCE DISCRETIONARY — 1.2%
551,000	Amazon.com, Inc.	4.7000	11/29/24	$549,775

	ELECTRIC UTILITIES — 3.5%
698,000	Dominion Energy, Inc.	3.9000	10/01/25	688,349
141,000	NextEra Energy Capital Holdings, Inc.	4.2550	09/01/24	140,761
668,000	NextEra Energy Capital Holdings, Inc.	6.0510	03/01/25	670,710
130,000	NextEra Energy Capital Holdings, Inc.	4.4500	06/20/25	129,050
				1,628,870
	ELECTRICAL EQUIPMENT — 2.7%
433,000	Johnson Controls International plc	3.9000	02/14/26	425,989
802,000	Trane Technologies Financing Ltd.	3.5500	11/01/24	797,401
				1,223,390
	FOOD — 5.2%
923,000	Campbell Soup Company	3.9500	03/15/25	914,300
699,000	General Mills, Inc.	4.0000	04/17/25	692,495
781,000	McCormick & Company, Inc.	3.1500	08/15/24	780,190
				2,386,985
	HEALTH CARE FACILITIES & SERVICES — 3.1%
839,000	Cigna Group (The)	3.2500	04/15/25	826,517
23,000	McKesson Corporation	5.2500	02/15/26	23,000
588,000	Quest Diagnostics, Inc.	3.5000	03/30/25	581,318
				1,430,835
	INSTITUTIONAL FINANCIAL SERVICES — 4.3%
762,000	Bank of New York Mellon Corporation (The)	3.2500	09/11/24	760,082
615,000	Goldman Sachs Group, Inc. (The)	5.7000	11/01/24	615,191
44,000	Goldman Sachs Group, Inc. (The)	3.5000	01/23/25	43,595
33,000	Goldman Sachs Group, Inc. (The)	3.5000	04/01/25	32,586
47,000	Goldman Sachs Group, Inc. (The)	3.7500	05/22/25	46,414
162,000	Morgan Stanley Series F	4.0000	07/23/25	160,191
317,000	Morgan Stanley	3.8750	01/27/26	311,956
				1,970,015
	INSURANCE — 0.7%
317,000	Principal Life Global Funding II(b)	0.7500	08/23/24	316,076

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 64.2% (Continued)
	LEISURE FACILITIES & SERVICES — 2.4%
521,000	Hyatt Hotels Corporation	5.3750	04/23/25	$519,907
600,000	Marriott International, Inc.	3.7500	03/15/25	593,166
				1,113,073
	MEDICAL EQUIPMENT & DEVICES — 2.4%
1,098,000	Becton Dickinson & Company	3.7340	12/15/24	1,090,730

	REAL ESTATE INVESTMENT TRUSTS — 1.4%
584,000	Host Hotels & Resorts, L.P.	4.0000	06/15/25	576,247
37,000	Realty Income Corporation	3.8750	04/15/25	36,579
11,000	Realty Income Corporation	4.6250	11/01/25	10,930
				623,756
	RETAIL - DISCRETIONARY — 3.4%
163,000	Lowe’s Companies, Inc.	4.0000	04/15/25	161,451
658,000	Lowe’s Companies, Inc.	4.4000	09/08/25	652,928
737,000	Ross Stores, Inc.	4.6000	04/15/25	733,491
				1,547,870
	SPECIALTY FINANCE — 2.2%
245,000	American Express Company	3.6250	12/05/24	243,416
183,000	American Express Company	3.9500	08/01/25	180,816
146,000	Capital One Financial Corporation	3.3000	10/30/24	145,139
435,000	Capital One Financial Corporation	4.2000	10/29/25	428,515
				997,886
	TECHNOLOGY SERVICES — 1.2%
566,000	International Business Machines Corporation	4.0000	07/27/25	560,036

	TELECOMMUNICATIONS — 1.8%
160,000	AT&T, Inc.	5.5390	02/20/26	160,004
163,000	Verizon Communications, Inc.	3.5000	11/01/24	162,146
523,000	Verizon Communications, Inc.	3.3760	02/15/25	518,121
				840,271
	TOBACCO & CANNABIS — 2.1%
969,000	Philip Morris International, Inc.	5.1250	11/15/24	967,815

	TOTAL CORPORATE BONDS (Cost $29,528,445)			29,590,967

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 1.1%
	CITY — 0.8%
377,000	Town of Swampscott MA	6.0000	10/24/24	$377,493

	ECON & INDUST DEVELOPMENT — 0.3%
100,000	New York State Energy Research & Development	3.6200	04/01/25	98,812
45,000	New York State Energy Research & Development	6.1020	04/01/25	45,015
				143,827

	TOTAL MUNICIPAL BONDS (Cost $521,127)			521,320

		Yield Rate (%)
	U.S. GOVERNMENT & AGENCIES — 34.1%
	U.S. TREASURY BILLS — 22.8%
2,045,000	United States Treasury Bill(c)	4.4400	08/06/24	2,043,507
2,375,000	United States Treasury Bill(c)	4.6600	08/08/24	2,372,578
755,000	United States Treasury Bill(c)	5.2100	09/03/24	751,356
1,900,000	United States Treasury Bill(c)	5.2600	09/12/24	1,888,301
1,350,000	United States Treasury Bill(c)	5.2500	09/19/24	1,340,367
325,000	United States Treasury Bill(c)	5.2700	09/24/24	322,441
800,000	United States Treasury Bill(c)	5.2000	10/03/24	792,766
500,000	United States Treasury Bill(c)	5.2200	10/10/24	494,977
500,000	United States Treasury Bill(c)	5.2100	10/24/24	494,003
				10,500,296

See accompanying notes to financial statements.

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 34.1% (Continued)
	U.S. TREASURY NOTES — 11.3%
1,100,000	United States Treasury Note	3.2500	08/31/24	$1,097,717
1,270,000	United States Treasury Note	4.2500	09/30/24	1,267,423
2,350,000	United States Treasury Note	4.5000	11/30/24	2,344,353
500,000	United States Treasury Note	4.6250	02/28/25	498,837
				5,208,330

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $15,710,575)			15,708,626

	TOTAL INVESTMENTS - 99.4% (Cost $45,760,147)			$45,820,913
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%			253,926
	NET ASSETS - 100.0%			$46,074,839

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

SOFRINDX	- United States SOFR Secured Overnight Financing Rate Index

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $316,076 or 0.7% of net assets.

(c)	Zero coupon bond.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2024

ASSETS
Investment securities:
At cost	$45,760,147
At value	$45,820,913
Cash	23,931
Interest receivable	469,076
Prepaid expenses and other assets	1,326
TOTAL ASSETS	46,315,246

LIABILITIES
Distributions payable	208,564
Investment advisory fees payable	5,270
Payable to related parties	15,147
Accrued expenses and other liabilities	11,426
TOTAL LIABILITIES	240,407
NET ASSETS	$46,074,839

Net Assets Consist Of:
Paid in capital	$45,989,835
Accumulated earnings	85,004
NET ASSETS	$46,074,839

Net Asset Value Per Share:
Net Assets	$46,074,839
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	460,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$100.16

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2024

INVESTMENT INCOME
Interest	$1,252,218
TOTAL INVESTMENT INCOME	1,252,218

EXPENSES
Investment advisory fees	68,816
Administrative services fees	43,953
Custodian fees	9,052
Legal fees	7,970
Audit fees	7,399
Transfer agent fees	5,192
Printing and postage expenses	4,155
Trustees fees and expenses	2,558
Professional fees	2,204
Insurance expense	1,995
Other expenses	2,972
TOTAL EXPENSES	156,266
Less: Fees waived by the Advisor	(41,570)
NET EXPENSES	114,696

NET INVESTMENT INCOME	1,137,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,636
Net change in unrealized depreciation on investments	(8,397)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,761)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,132,761

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For Six Months Ended
	July 31, 2024	For Year Ended
	(Unaudited)	January 31, 2024
FROM OPERATIONS
Net investment income	$1,137,522	$2,214,993
Net realized gain on investments	3,636	8,182
Net change in unrealized appreciation (depreciation) on investments	(8,397)	238,733
Net increase in net assets resulting from operations	1,132,761	2,461,908

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(1,129,392)	(2,206,060)
Net decrease in net assets resulting from distributions to shareholders	(1,129,392)	(2,206,060)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	(5,001,375)
Net decrease in net assets resulting from shares of beneficial interest	—	(5,001,375)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,369	(4,745,527)

NET ASSETS
Beginning of Period	46,071,470	50,816,997
End of Period	$46,074,839	$46,071,470

SHARE ACTIVITY
Shares Redeemed	—	(50,000)
Net decrease in shares of beneficial interest outstanding	—	(50,000)

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For Six Months Ended
	July 31, 2024		For the Year Ended		For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	(Unaudited)		January 31, 2024		January 31, 2023	January 31, 2022	January 31, 2021	January 31, 2020
Net asset value, beginning of period	$100.16		$99.64		$99.66	$100.11	$100.06	$100.17
Activity from investment operations:
Net investment income (loss) (1)	2.48		4.41		1.14	(0.03)	0.62	2.16
Net realized and unrealized gain (loss) on investments	(0.02)		0.52		(0.05)	(0.40)	0.14	0.18
Total from investment operations	2.46		4.93		1.09	(0.43)	0.76	2.34
Less distributions from:
Net investment income	(2.46)		(4.41)		(1.11)	(0.01)	(0.64)	(2.41)
Net realized gains	—		—		—	—	(0.06)	—
Return of capital	—		—		—	(0.01)	(0.01)	(0.04)
Total distributions	(2.46)		(4.41)		(1.11)	(0.02)	(0.71)	(2.45)
Net asset value, end of period	$100.16		$100.16		$99.64	$99.66	$100.11	$100.06
Total return (3)	2.48	% (5)(7)	5.05	% (5)	1.10%	(0.42)%	0.76%	2.37%
Net assets, at end of period (000s)	$46,075		$46,071		$50,817	$50,826	$51,054	$56,034
Ratio of gross expenses to average net assets (4)	0.68	% (6)	0.63%		0.61%	0.59%	0.55%	0.54%
Ratio of net expenses to average net assets	0.50	% (6)	0.50%		0.50%	0.50%	0.43%	0.42%
Ratio of net investment income (loss) to average net assets	4.96	% (6)	4.41%		1.14%	(0.03)%	0.62%	2.16%
Portfolio Turnover Rate (2)	47	% (7)	66%		45%	92%	118%	24%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day of the period and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had Arrow Investment Advisors, LLC not waived fees or reimbursed a portion of the expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and /or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2024

1.	ORGANIZATION

The Arrow Reserve Capital Management ETF (the “Fund”) is a diversified series of Arrow Investments Trust (“Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to preserve capital while maximizing current income. The investment objective is non-fundamental. The Fund commenced operations on March 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$29,590,967	$—	$29,590,967
Municipal Bonds	—	521,320	—	521,320
U.S. Government & Agencies	—	15,708,626	—	15,708,626
Total	$—	$45,820,913	$—	$45,820,913

The Fund did not hold any Level 1 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2021 to January 31, 2023, or expected to be taken in the Fund’s January 31, 2024 year-end tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expenses and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $11,962,274 and $10,765,000, respectively.

For the six months ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Advisor has engaged Halyard Asset Management LLC as the sub-advisor (the “Sub-Advisor”) to the Fund. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent.

The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor, is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor is paid a contractual fee rate of 0.10% of net assets, paid by the adviser to the sub-adviser. For the six months ended July 31, 2024, the Fund incurred $68,816 in advisory fees. For the six months ended July 31, 2024, the Sub-Advisor earned $22,939 in sub-advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2025 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, foreign custody transaction costs and foreign account set up fees and extraordinary expenses such as litigation expenses) will not exceed 0.50%, herein referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than its applicable Expense Limitation, the Advisor, on a rolling three-year period (within three years after the fees have been waived or reimbursed), shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the lesser of the Expense Limitation in place at the time of waiver or recapture. If the Fund’s operating expenses subsequently exceed the applicable Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended July 31, 2024, the Advisor waived fees in the amount of $41,570 pursuant to the Waiver Agreement. The following amounts are subject to recapture by the Advisor through the following date:

1/31/2025	1/31/2026	1/31/2027
$49,061	$53,675	$63,690

The Advisor may seek reimbursement only for expenses that were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund or disclosed as capital shares for the Fund in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee
$150

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended January 31, 2024 and January 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2024	January 31, 2023
Ordinary Income	$2,206,060	$563,856
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,206,060	$563,856

Arrow Reserve Capital Management ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2024

As of January 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$21,511	$—	$—	$(9,039)	$—	$69,163	$81,635

At January 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$7,577	$1,462	$9,039	$8,012

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$45,760,147	$67,017	$(6,251)	$60,766

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2024, Arrow Managed Futures Strategy Fund, an affiliate of the Fund, held 88.2% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Distributions: The Board declared the following distributions after July 31, 2024:

Distribution Per Share	Ex Date	Record Date	Payable Date
$0.4032	8/30/2024	8/30/2024	9/4/2024

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

INVESTMENT SUB-ADVISOR
Halyard Asset Management, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/24